Accrued Expenses	12 Months Ended
Dec. 31, 2019
Accrued Expenses
Accrued Expenses

15) Accrued Expenses

The following table presents accrued expenses as of December 31, 2019 and 2018:

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2019	2018
Operating expenses	$855	$832
Interest expenses	4,049	4,968
Other expenses	1,713	664
Total accrued expenses	$6,617	$6,464